TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Trade and other receivables
The following table summarises the trade accounts receivable outstanding in the consolidated statement of financial position as at the dates presented:

	31 December 2018	31 December 2017
	€ million	€ million
Trade accounts receivable, gross	1,671	1,746
Allowance for doubtful accounts	(16)	(14)
Total trade accounts receivable	1,655	1,732

Disclosure of financial assets that are either past due or impaired
The following table summarises the aging of trade accounts receivable, net of allowance for doubtful accounts in the consolidated statement of financial position as at the dates presented:

	31 December 2018	31 December 2017
	€ million	€ million
Not past due	1,483	1,561
Past due 1 - 30 days	112	93
Past due 31 - 60 days	8	44
Past due 61 - 90 days	11	8
Past due 91 - 120 days	11	10
Past due 121+ days	30	16
Total	1,655	1,732

Disclosure of allowance for doubtful accounts
The following table summarises the change in the allowance for doubtful accounts for the periods presented:

Allowance for doubtful accounts
€ million
As at 31 December 2016	(14)
Provision for impairment recognised during the year	(4)
Receivables written off during the year as uncollectible	4
As at 31 December 2017	(14)
Provision for impairment recognised during the year	(4)
Receivables written off during the year as uncollectible	2
As at 31 December 2018	(16)